Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounts receivable
Accounts receivable, gross					¥ 17,880,720	¥ 8,465,644
Allowance for doubtful accounts	¥ (271,979)	¥ (63,715)	¥ (1,770)		(416,312)	(271,979)
Accounts receivable, net				$ 2,515,398	17,464,408	8,193,665
Movements in the allowance for doubtful accounts
Balance at beginning of the year	(271,979)	(63,715)	(1,770)
Additions	(408,316)	(273,772)	(64,424)
Reversals			868
Write-offs	263,983	65,508	1,611
Balance at end of the year	¥ (416,312)	¥ (271,979)	¥ (63,715)
Online direct sales and online marketplace receivables
Accounts receivable
Accounts receivable, gross					16,336,141	7,579,868
Online payment processing transactions receivables
Accounts receivable
Accounts receivable, gross					770,134	385,547
Advertising receivables
Accounts receivable
Accounts receivable, gross					179,498	121,170
Others
Accounts receivable
Accounts receivable, gross					594,947	379,059
Online direct sales
Movements in the allowance for doubtful accounts
Allowance for doubtful accounts of finance business					¥ 398,815	¥ 253,347